Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES
Net income (loss)	$ 1,015	$ 1,003	$ (453)
Items not involving current cash flows	826	720	1,035
Profit loss after adjustment of non cash items	1,841	1,723	582
Changes in non-cash operating assets and liabilities	(631)	155	(63)
Cash provided from operating activities	1,210	1,878	519
INVESTMENT ACTIVITIES
Fixed asset additions	(1,236)	(746)	(616)
Purchase of subsidiaries	(120)	(106)	(50)
Increase in investments and other assets	(196)	(149)	(236)
Deconsolidation of E-Car		(91)
Disposal of facilities	112	30
Proceeds from disposition	168	244	68
Cash used for investment activities	(1,272)	(818)	(834)
FINANCING ACTIVITIES
Increase (decrease) in bank indebtedness	150	(8)	(851)
Repayments of debt	(24)	(71)	(296)
Issues of debt	11	22	5
Issues of Common Shares	59	48	2
Settlement of stock options	(30)	(12)
Repurchase of Common Shares	(407)	(23)
Settlement of stock appreciation rights			(1)
Contribution to subsidiaries by non-controlling interests	20
Dividends paid	(236)	(100)	(21)
Cash used for financing activities	(457)	(444)	(1,162)
Effect of exchange rate changes on cash and cash equivalents	(37)	(5)	60
Net (decrease) increase in cash and cash equivalents during the year	(556)	611	(1,417)
Cash and cash equivalents, beginning of year	1,881	1,270	2,687
Cash and cash equivalents, end of year	1,325	1,881	1,270
Common Class B [Member]
FINANCING ACTIVITIES
Repurchase of Common Shares		$ (300)